Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2014	2015	2016
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	—	1,894,502	3,947,879	568,613
Other comprehensive income	—	142,071	325,408	46,869
Issuance of subsidiary shares	1,841,819	1,582,126	660,771	95,170
Accretion of redeemable noncontrolling interests	52,683	329,180	557,918	80,357

Balance as of December 31	1,894,502	3,947,879	5,491,976	791,009